Operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Operating Expenses by Function

All figures in £ millions	2025	2024	2023

By function:

Cost of goods sold	1,717	1,741	1,839

Operating expenses

Distribution costs	38	43	47

Selling, marketing and product development costs	525	510	549

Administrative and other expenses	733	754	767

Reorganisation costs	–	(2)	–

Product development impairment	87	–	–

Other income	(32)	(40)	(41)

Total net operating expenses	1,351	1,265	1,322

Other net gains and losses	3	7	16

Total	3,071	3,013	3,177

Summary of Operating Expenses by Nature

All figures in £ millions	Notes	2025	2024	2023

By nature:

Royalties expensed		162	162	164

Other product costs		354	371	393

Employee benefit expense	5	1,423	1,411	1,467

Contract labour		29	56	70

Employee-related expense		47	53	60

Promotional costs		126	113	146

Depreciation and impairment of property, plant and equipment and investment property and assets held for sale 1	10	54	77	90

Amortisation and impairment of intangible assets – product development	20	364	291	284

Amortisation and impairment of intangible assets – software	11	112	117	123

Amortisation and impairment of intangible assets – other	11	41	41	46

Property and facilities		68	70	82

Technology and communications		218	215	215

Professional and outsourced services		424	395	443

Other general and administrative costs		92	72	43

Costs capitalised 2		(414)	(398)	(424)

Other net gains and losses		3	7	16

Other income		(32)	(40)	(41)

Total		3,071	3,013	3,177

1.	Includes £3m (2024: £nil; 2023: £nil) of impairment reversals in respect of assets held for sale.
2.	Costs capitalised relate primarily to employee costs.

Summary of Services From the Group's Auditors
During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2025	2024	2023

The audit of parent company and consolidated financial statements	7	7	8

The audit of the company’s subsidiaries	2	2	2

Total audit fees	9	9	10

Audit-related and other assurance services	–	–	–

Other non-audit services	–	–	–

Total other services	–	–	–

Total non-audit services	–	–	–

Total 1	9	9	10

Summary of Reconciliation Between Audit and Non-Audit Service Fees
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2025	2024	2023

Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	9	9	10

Non-audit fees	–	–	–

Total	9	9	10

1.
Includes fees in connection with the interim review, UK-required preliminary announcement procedures and elements of the controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to £1m in each of the years presented.